Condensed Financial Information of the Company Condensed Balance Sheet (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	¥ 96,965	¥ 60,846
Receivables due from related parties	3,630	98
Prepayments and other current assets	42,612	16,319
Non-current assets:
Total assets	501,735	578,529
Current liabilities:
Accrued liabilities and other payables	17,501	13,560
Total liabilities	194,470	189,560
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,049,448	2,040,693
Treasury stock (US$ 0.0001 par value; 15,557,593 shares and 16,201,618 shares as of December 31, 2020 and 2021, respectively)	(13,598)	(14,081)
Accumulated deficit	(1,728,152)	(1,638,581)
Accumulated other comprehensive loss	(8,987)	(7,897)
Total 36Kr Holdings Inc.'s shareholders' equity	299,405	380,821
Total liabilities and shareholders' equity	501,735	578,529
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	621
Class B ordinary shares
Shareholders' equity
Ordinary shares	66	66
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	31,833	48,510
Amount due from inter-company entities	468
Receivables due from related parties	10	29
Prepayments and other current assets	180	181
Non-current assets:
Investments in subsidiaries, VIE and subsidiaries of VIE	285,624	351,816
Total assets	318,115	400,536
Current liabilities:
Amount due to inter-company entities	14,463	14,762
Salary and welfare payables	361
Accrued liabilities and other payables	3,886	4,953
Total liabilities	18,710	19,715
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,049,448	2,040,693
Treasury stock (US$ 0.0001 par value; 15,557,593 shares and 16,201,618 shares as of December 31, 2020 and 2021, respectively)	(13,598)	(14,081)
Accumulated deficit	(1,728,152)	(1,638,581)
Accumulated other comprehensive loss	(8,987)	(7,897)
Total 36Kr Holdings Inc.'s shareholders' equity	299,405	380,821
Total liabilities and shareholders' equity	318,115	400,536
Parent company | Reportable legal entities | Class A ordinary shares
Shareholders' equity
Ordinary shares	628	621
Parent company | Reportable legal entities | Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66